Management Fee, Selling Commission, Platform Fees And Profit Share (Narrative) (Details) - Millburn Multi-Markets Fund L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Management fees	$ 2,952,133	$ 2,406,417
Selling commissions, per month	0.167%
Selling commissions	2.00%
Platform fee, per month	0.00021%
Platform fee	0.25%